Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
As required by the SEC rules and in accordance with Item 402(v) of Regulation S-K, the following table sets forth compensation information for our Principal Executive Officer (PEO) and Non-PEO NEOs and company performance against key financial performance measures of the company for the fiscal years shown. For additional information regarding Allstate’s pay for performance philosophy and how the company aligns NEO compensation, refer to the CD&A beginning on page 47.
Compensation actually paid (CAP) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company PEO and Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below, for the years represented:
•Less actuarial present value of accumulated pension benefits
•Less aggregate grant date fair value of stock and option awards
•Addition of pension service cost
•Increased or decreased by the value of:
•Fair value of equity measures granted during the fiscal year
•Fair value of equity awards vested or outstanding that were granted in prior fiscal years
For additional details see Footnote 2.

	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income ($ in millions)(4)
Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)		Performance Net Income ($ in millions)(5)

2025	$22,920,898	$45,082,152	$6,533,544	$8,924,091	$214	$214	$10,165	$8,634
2024	$26,744,295	$57,020,722	$7,595,989	$13,148,908	$194	$200	$4,550	$5,213
2023	$16,487,957	$8,025,133	$4,477,500	$2,968,301	$138	$158	$(316)	$1,122
2022	$15,005,001	$30,035,131	$3,498,306	$4,852,665	$130	$149	$(1,416)	$(426)
2021	$19,066,920	$27,585,626	$5,548,209	$7,666,840	$110	$131	$1,485	$3,689

Company Selected Measure Name	Performance Net Income
Named Executive Officers, Footnote	The totals reflected align with (i) for the PEO, the amounts of total compensation reported in the Summary Compensation Table for the PEO and (ii) for the Non-PEO NEOs, the average of the amounts of total compensation reported in the Summary Compensation Table for such Non-PEO NEOs, as shown on page 69. Mr. Wilson served as Chair, President and CEO for each fiscal year reported and is therefore represented as the PEO for each such fiscal year. The Non-PEO NEOs column represents Allstate’s named executives for each respective year. The employees comprising the Non-PEO NEOs for each year are noted below:

2025	2024	2023	2022	2021

Jesse Merten	Jesse Merten	Jesse Merten	Mario Rizzo	Glenn Shapiro
Mario Rizzo	Mario Rizzo	John Dugenske	Glenn Shapiro	Don Civgin
John Dugenske	John Dugenske	Suren Gupta	Don Civgin	John Dugenske
Andréa Carter	Christine DeBiase	Mario Rizzo	John Dugenske	Mario Rizzo
Zulfikar Jeevanjee			Jesse Merten
Suren Gupta
Bob Toohey

Peer Group Issuers, Footnote	These totals were calculated in the same manner as required under Item 201 (e) of Regulation S-K. The Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the common stock (including reinvested dividends) of (a) the company and (b) its peer group, respectively, for the period starting January 1, 2021, through the last day of the listed fiscal year. Our peer group used for the TSR calculation is the same as our compensation benchmarking peer group: AFLAC Inc.; American International Group, Inc.; AON plc; Chubb Limited; The Hartford Financial Services Group, Inc.; Humana Inc.; Manulife Financial Corporation; Marsh & McLennan; MetLife, Inc.; The Progressive Corporation; Prudential Financial Inc.; and The Travelers Companies Inc.
PEO Total Compensation Amount	$ 22,920,898	$ 26,744,295	$ 16,487,957	$ 15,005,001	$ 19,066,920
PEO Actually Paid Compensation Amount	$ 45,082,152	57,020,722	8,025,133	30,035,131	27,585,626
Adjustment To PEO Compensation, Footnote	Compensation actually paid (CAP) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company PEO and Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below, for the years represented. Equity values for purposes of calculating CAP were determined in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate the equity values included in CAP are based on our grant date fair value of the equity awards as disclosed in the company’s audited financial statements for the applicable fiscal year. Awards subject to performance conditions were calculated based on the probable outcome of such conditions as of December 31, 2025.

Compensation Actually Paid Component	2025		2024		2023		2022		2021
	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO

Summary Compensation Table (SCT) Total	$22,920,898	$6,533,544	$26,744,295	$7,595,989	$16,487,957	$4,477,500	$15,005,001	$3,498,306	$19,066,920	$5,548,209
Deduction: SCT aggregate change in actuarial present value of accumulated pension benefits	$—	$(179,976)	$(596,827)	$(89,894)	$—	$(119,512)	$—	$(51,781)	$(697,929)	$(65,931)
Deduction: SCT Aggregate Grant Date Fair Value of Stock Awards	$(10,886,400)	$(3,058,455)	$(11,899,608)	$(2,930,250)	$(7,883,165)	$(1,973,067)	$(6,868,175)	$(1,523,242)	$(6,335,804)	$(1,617,742)
Deduction: SCT Aggregate Grant Date Fair Value of Option Awards	$(4,530,227)	$(515,079)	$(4,736,259)	$(692,682)	$(4,986,008)	$(1,010,746)	$(4,293,494)	$(871,876)	$(4,304,994)	$(1,099,217)
Addition: Pension Service Cost	$234,965	$47,996	$119,162	$46,330	$161,803	$50,465	$235,050	$46,723	$238,310	$62,348
Addition: Change as of the vesting date in fair value, (from the end of prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end or during the covered fiscal year	$1,800,213	$105,750	$3,988,836	$636,475	$(2,085,752)	$(344,544)	$3,039,030	$521,581	$(454,767)	$(110,761)
Addition: Change in fair value, as of the end of the covered fiscal year, of equity awards granted in any prior fiscal year that are outstanding and unvested at year-end	$10,668,119	$1,391,941	$20,074,587	$3,659,065	$(7,028,704)	$(1,309,355)	$7,695,232	$1,338,444	$6,922,985	$1,592,057
Addition: Fair value, at the end of the covered fiscal year, of equity awards granted during the fiscal year that are outstanding and unvested at year-end	$24,874,584	$4,598,371	$23,326,536	$4,923,875	$13,359,001	$3,197,559	$15,222,487	$2,083,563	$13,150,905	$3,357,877
Deduction: Fair value, at the end of prior fiscal year, of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$(189,054)	$—	$—
Compensation Actually Paid	$45,082,152	$8,924,091	$57,020,722	$13,148,908	$8,025,133	$2,968,301	$30,035,131	$4,852,665	$27,585,626	$7,666,840

Non-PEO NEO Average Total Compensation Amount	$ 6,533,544	7,595,989	4,477,500	3,498,306	5,548,209
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,924,091	13,148,908	2,968,301	4,852,665	7,666,840
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid (CAP) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company PEO and Non-PEO NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described below, for the years represented. Equity values for purposes of calculating CAP were determined in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate the equity values included in CAP are based on our grant date fair value of the equity awards as disclosed in the company’s audited financial statements for the applicable fiscal year. Awards subject to performance conditions were calculated based on the probable outcome of such conditions as of December 31, 2025.

Compensation Actually Paid Component	2025		2024		2023		2022		2021
	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO

Summary Compensation Table (SCT) Total	$22,920,898	$6,533,544	$26,744,295	$7,595,989	$16,487,957	$4,477,500	$15,005,001	$3,498,306	$19,066,920	$5,548,209
Deduction: SCT aggregate change in actuarial present value of accumulated pension benefits	$—	$(179,976)	$(596,827)	$(89,894)	$—	$(119,512)	$—	$(51,781)	$(697,929)	$(65,931)
Deduction: SCT Aggregate Grant Date Fair Value of Stock Awards	$(10,886,400)	$(3,058,455)	$(11,899,608)	$(2,930,250)	$(7,883,165)	$(1,973,067)	$(6,868,175)	$(1,523,242)	$(6,335,804)	$(1,617,742)
Deduction: SCT Aggregate Grant Date Fair Value of Option Awards	$(4,530,227)	$(515,079)	$(4,736,259)	$(692,682)	$(4,986,008)	$(1,010,746)	$(4,293,494)	$(871,876)	$(4,304,994)	$(1,099,217)
Addition: Pension Service Cost	$234,965	$47,996	$119,162	$46,330	$161,803	$50,465	$235,050	$46,723	$238,310	$62,348
Addition: Change as of the vesting date in fair value, (from the end of prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied at the end or during the covered fiscal year	$1,800,213	$105,750	$3,988,836	$636,475	$(2,085,752)	$(344,544)	$3,039,030	$521,581	$(454,767)	$(110,761)
Addition: Change in fair value, as of the end of the covered fiscal year, of equity awards granted in any prior fiscal year that are outstanding and unvested at year-end	$10,668,119	$1,391,941	$20,074,587	$3,659,065	$(7,028,704)	$(1,309,355)	$7,695,232	$1,338,444	$6,922,985	$1,592,057
Addition: Fair value, at the end of the covered fiscal year, of equity awards granted during the fiscal year that are outstanding and unvested at year-end	$24,874,584	$4,598,371	$23,326,536	$4,923,875	$13,359,001	$3,197,559	$15,222,487	$2,083,563	$13,150,905	$3,357,877
Deduction: Fair value, at the end of prior fiscal year, of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$(189,054)	$—	$—
Compensation Actually Paid	$45,082,152	$8,924,091	$57,020,722	$13,148,908	$8,025,133	$2,968,301	$30,035,131	$4,852,665	$27,585,626	$7,666,840

Compensation Actually Paid vs. Total Shareholder Return	Cap vs Total Shareholder Return

¢	PEO CAP	¢	Avg. NEO CAP	ALL TSR	Peer TSR

Compensation Actually Paid vs. Net Income	Cap vs Net Income

¢	PEO CAP	¢	Avg. NEO CAP	Net Income

Compensation Actually Paid vs. Company Selected Measure	Cap vs Performance Net Income

¢	PEO CAP	¢	Avg. NEO CAP	Performance Net Income

Tabular List, Table
Financial Performance Measures: The Allstate executive compensation programs reflect the pay-for-performance culture and supports shareholder alignment while also incentivizing our executives as noted throughout the CD&A beginning on page 47. For the annual and LTI programs, the Compensation and Human Capital Committee uses performance measures that (1) align with the company’s strategy, operating principles and priorities and shareholder interest, (2) support the achievement of corporate goals and (3) reflect the company’s overall performance. The most important performance measures, in our assessment, used to link CAP of our NEOs for the most recently completed fiscal year to the company’s performance are as follows:

Performance Net Income (PNI)
Performance Net Income Return on Equity (PNI ROE)
Total Premiums
Relative Total Shareholder Return (TSR)

Total Shareholder Return Amount					110	$ 130	$ 138	$ 194	$ 214
Peer Group Total Shareholder Return Amount					131	$ 149	$ 158	$ 200	$ 214
Net Income (Loss)	$ 10,165,000,000	$ 4,550,000,000	$ (316,000,000)	$ (1,416,000,000)	$ 1,485,000,000
Company Selected Measure Amount	8,634,000,000	5,213,000,000	1,122,000,000	(426,000,000)	3,689,000,000
PEO Name	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Wilson	Mr. Wilson
Measure:: 1
Pay vs Performance Disclosure
Name	Performance Net Income (PNI)
Non-GAAP Measure Description	As required pursuant to Item 402(v) of Regulation S-K, we determined Performance Net Income to be our most important financial performance measure used to link CAP of our NEOs in fiscal year 2025 to company performance. See “Non-GAAP Performance Measures for 2025” for a description of this performance measure.
Measure:: 2
Pay vs Performance Disclosure
Name	Performance Net Income Return on Equity (PNI ROE)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Premiums
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
PEO | Deduction: SCT aggregate change in actuarial present value of accumulated pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (596,827)	$ 0	$ 0	$ (697,929)
PEO | Deduction: SCT Aggregate Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,886,400)	(11,899,608)	(7,883,165)	(6,868,175)	(6,335,804)
PEO | Deduction: SCT Aggregate Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,530,227)	(4,736,259)	(4,986,008)	(4,293,494)	(4,304,994)
PEO | Addition: Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,965	119,162	161,803	235,050	238,310
PEO | Addition: Change as of the vesting date in fair value, (from the end of prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,800,213	3,988,836	(2,085,752)	3,039,030	(454,767)
PEO | Addition: Change in fair value, as of the end of the covered fiscal year, of equity awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,668,119	20,074,587	(7,028,704)	7,695,232	6,922,985
PEO | Addition: Fair value, at the end of the covered fiscal year, of equity awards granted during the fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,874,584	23,326,536	13,359,001	15,222,487	13,150,905
PEO | Deduction: Fair value, at the end of prior fiscal year, of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Deduction: SCT aggregate change in actuarial present value of accumulated pension benefits [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(179,976)	(89,894)	(119,512)	(51,781)	(65,931)
Non-PEO NEO | Deduction: SCT Aggregate Grant Date Fair Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,058,455)	(2,930,250)	(1,973,067)	(1,523,242)	(1,617,742)
Non-PEO NEO | Deduction: SCT Aggregate Grant Date Fair Value of Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,079)	(692,682)	(1,010,746)	(871,876)	(1,099,217)
Non-PEO NEO | Addition: Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,996	46,330	50,465	46,723	62,348
Non-PEO NEO | Addition: Change as of the vesting date in fair value, (from the end of prior fiscal year) of equity awards granted in prior fiscal years for which all applicable vesting conditions were satisfied [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,750	636,475	(344,544)	521,581	(110,761)
Non-PEO NEO | Addition: Change in fair value, as of the end of the covered fiscal year, of equity awards granted in any prior fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,391,941	3,659,065	(1,309,355)	1,338,444	1,592,057
Non-PEO NEO | Addition: Fair value, at the end of the covered fiscal year, of equity awards granted during the fiscal year that are outstanding and unvested at year-end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,598,371	4,923,875	3,197,559	2,083,563	3,357,877
Non-PEO NEO | Deduction: Fair value, at the end of prior fiscal year, of equity awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ (189,054)	$ 0